Remuneration of Key Management Personnel - Schedule of Share Options and Restricted Stock Awards Were Granted (Details) - shares	12 Months Ended
	Dec. 31, 2025	Dec. 31, 2024	Dec. 31, 2023
Schedule of Share Options were Granted to Directors [Line Items]
Number of share options	290,000	6,350,000	337,500
Directors [Member]
Schedule of Share Options were Granted to Directors [Line Items]
Number of share options	240,000	5,600,000	150,000
Other Key Management Personnel [Member]
Schedule of Share Options were Granted to Directors [Line Items]
Number of share options	50,000	750,000	187,500